VIA EDGAR

May 6, 2004

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: AG Separate Account A ("Registrant")

AIG Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 033-86464 and 811-08862

(ElitePlus Bonus Variable Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2004 for AIG Annuity Life Insurance Company, A.G. Separate Account A for the ElitePlus Bonus Variable Annuity contain no changes from those submitted in Post-Amendment No. 16 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4, filed electronically with the Securities and Exchange Commission on April 30, 2004, accession number 0000950129-04-002625.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Senior Counsel